December 12, 1997



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:      Evergreen Income and Growth Fund (the "Fund")
         File Nos. 2-61391/811-02829


Dear Sirs/Madams:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Fund hereby certifies that (i) the form of prospectus and statement of additional information that the Fund would have filed under Rule 497(c) under the Act would not have differed from the prospectus and statement of additional information contained in the Fund's most recent post-effective amendment (Post-Effective Amendment No. 28 to Registration Statement No. 2-61391/811-02829) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on December 2, 1997.

     If you have any questions or would like further information, please call me at (617) 210-3662.

                                           Very truly yours,

                                           /s/ Martin J. Wolin

                                           Martin J. Wolin